Cover	Jan. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 05, 2021
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38695
Entity Tax Identification Number	64-0500378
Entity Address, Address Line One	3320 W Woodrow Wilson Ave
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39209-3409
City Area Code	601
Local Phone Number	948-6813
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000016160
Amendment Flag	false